STOCK OPTION AND STOCK UNIT PLANS - INCENTIVE PLANS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) compensation_plan shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
STOCK OPTION AND STOCK UNIT PLANS
Number of long-term incentive compensation plans | compensation_plan	4
Compensation expense | $	$ 106	$ 165	$ 130
2002 ISO plan
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan (in shares)	60,000,000
Number of shares issued to date under the share-based compensation plan (in shares)	50,000,000
2007 ISO and PSO plans
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan (in shares)	71,000,000
Number of shares issued to date under the share-based compensation plan (in shares)	17,000,000
PSU and RSU plans
STOCK OPTION AND STOCK UNIT PLANS
Number of common shares for each stock unit granted (in shares)	1